Supplement to the Current Prospectus

MFS(R) Mid Cap Value Fund

Effective November 20, 2008, the sixth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Risk Return Summary" is hereby restated as follows:

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Brooks A. Taylor      Portfolio        November     Investment officer of
                      Manager          2008         MFS; employed in the
                                                    investment area of MFS
                                                    since 1996.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Kevin J. Schmitz      Portfolio        November     Investment officer of
                      Manager          2008         MFS; employed in the
                                                    investment area of MFS
                                                    since 2002.
--------------------- ---------------- ------------ ---------------------------


                The date of this supplement is November 20, 2008.